Tax (Details) $ in Thousands, ¥ in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Tax [Line Items]
Profits tax (in Dollars)				$ 2
Corporate income tax rate					8.84%
Jiangxi Yibo [Member]
Tax [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong [Member]
Tax [Line Items]
Profit tax rate percentage		8.25%	8.25%	8.25%
UNITED STATES
Tax [Line Items]
Corporate income tax rate		21.00%	21.00%	21.00%	21.00%	21.00%
CALIFORNIA
Tax [Line Items]
Corporate income tax rate		8.84%	8.84%	8.84%		8.84%
China [Member]
Tax [Line Items]
Accounting standards rate		25.00%	25.00%	25.00%
Preferential tax rate		20.00%	20.00%	20.00%
Tax holiday amount (in Dollars)		$ 785			$ 608	$ 857
China [Member] | High and New Technology Enterprise [Member]
Tax [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%
Maximum [Member] | UNITED STATES
Tax [Line Items]
Corporate income tax rate	35.00%
Maximum [Member] | Europe [Member]
Tax [Line Items]
Accounting standards rate		28.00%	28.00%	28.00%
Maximum [Member] | China [Member]
Tax [Line Items]
Annual taxable income | ¥			¥ 1
Exemption tax rate		25.00%	25.00%	25.00%
Minimum [Member] | UNITED STATES
Tax [Line Items]
Corporate income tax rate	21.00%
Minimum [Member] | Europe [Member]
Tax [Line Items]
Accounting standards rate		16.50%	16.50%	16.50%
Minimum [Member] | China [Member]
Tax [Line Items]
Annual taxable income		$ 100